Rendering of services - Contract assets (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2019 INR (₨)
Rendering of services
Balance at the beginning of the year	₨ 17,279
Revenue recognised during the year	22,584
Invoices raised during the year	(17,279)
Balance at the end of the year	₨ 22,584